Condensed Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												9 Months Ended			12 Months Ended				43 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2011
Sales	$ 205,604	$ 132,905		$ 138,050	$ 99,615		$ 26,261		$ 21,702	$ 8,533	$ 1,904	$ 3,018	$ 394,651		$ 263,927	$ 396,831	$ 35,157	$ 7,093	[1]
Cost of Goods Sold		62,633			42,923		16,677		18,323	7,742	5,576	5,950				177,890	37,591	21,785
Cost of sales:
Costs excluding depreciation and amortization	(184,128)			(50,602)									(337,769)		(105,670)	(177,890)	(37,591)	(18,080)	[1]
Depreciation and amortization	(10,612)			(5,056)									(19,065)		(9,588)	(733)	(319)	(3,705)	[1]
Gross profit	10,864			82,392									37,817		148,669			(14,692)	[1]
Operating expenses:
Selling, general and administrative	(31,468)			(12,182)									(78,721)		(31,465)	(64,387)	(47,513)	(12,685)	[1]
Selling, general and administrative		(24,019)			(14,229)		(11,238)		(13,002)	(10,644)	(19,387)	(4,480)				(64,387)	(47,513)	(12,685)
Corporate development	(1,073)			(573)									(19,379)		(3,889)
Depreciation, amortization and accretion		(62)			(283)		(83)		(80)	(83)	(61)	(95)				(733)	(319)	(191)
Depreciation, amortization and accretion	(9,723)			(544)									(12,361)		(1,384)			(1,197)	[1]
Accretion expense		(241)			(240)		(234)		(217)	(216)	(216)	(263)	(897)			(955)	(912)	(1,006)
Research and development	(8,929)			(2,148)									(18,628)		(5,165)	(8,300)	(2,476)	(1,500)
Operating (loss) income	(40,329)	45,950		66,945	41,940		(1,971)		(9,920)	(10,152)	(23,336)	(7,770)	(91,272)		106,766	152,866	(51,178)	(28,574)	[1]
Other (expense) income:
Other expense	(57)	(1)		(117)	133		(168)		75	14	45	21	(37,615)		(152)	(153)	155	181	[1]
Foreign exchange (losses) gains, net	1,910	(3,415)		(2,000)									724		(1,850)	(5,415)	0	0
Interest expense, net	(5,269)	73		(671)	70		140		256	(7)			(14,989)		(461)	(388)	249	(194)	[1]
Total other expense	(3,416)			(2,788)									(51,880)		(2,463)	(5,956)	404	(13)	[1]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest		42,607			42,143		(1,999)									146,910	(50,774)	(28,587)
(Loss) income before income taxes and equity earnings	(43,745)			64,157									(143,152)		104,303	146,910	(50,774)	(28,587)
Income tax benefit (expense)	28,956	(15,933)		(19,056)	6,612		(199)						58,442		(12,643)	(28,576)	0	0		(28,576)
Equity in results of affiliates	(662)			0									(1,146)		0
Net (loss) income	(15,451)	26,674		45,101	48,755		(2,198)						(85,856)		91,660	118,334	(50,774)	(28,587)	[1]
Net (income) loss attributable to noncontrolling interest	(3,440)	(95)		255	(968)								(4,120)		(713)	(808)	0	0
Net (loss) income attributable to Molycorp stockholders	(18,891)	26,579		45,356	47,787		(2,198)		(9,589)	(10,145)	(23,291)	(7,749)	(89,976)		90,947	117,526	(50,774)	(28,587)
Other comprehensive income:
Foreign currency translation adjustments	526			(5,564)									(1,165)	8,500	(4,240)	(8,481)	0	0
Comprehensive (loss) income	(14,925)			39,537									(87,021)		87,420	109,853	(50,774)	(28,587)
Comprehensive (loss) income attributable to:
Molycorp stockholders	(11,485)			40,346									(82,901)		87,130	109,468	(50,774)	(28,587)
Noncontrolling interest	(3,440)			(809)									(4,120)		290	385	0	0
Comprehensive (loss) income	$ (14,925)			$ 39,537									$ (87,021)		$ 87,420	$ 109,853	$ (50,774)	$ (28,587)
Weighted average shares outstanding (Common shares)
Basic	117,086,022	83,847,119	[2]	83,847,119	83,847,119	[2]	82,253,700	[2]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638		83,321,816	83,454,221	62,332,054	39,526,568
Diluted	117,086,022	87,069,711	[2]	87,069,256	84,413,499	[2]	82,253,700	[2]	81,509,452	69,550,649	49,666,732	48,155,533	101,147,638		84,596,676	85,220,017	62,332,054	39,526,568
(Loss) income per share of common stock (Note 17):
Basic	$ (0.19)	$ 0.27		$ 0.51	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)		$ 1.01	$ 1.29	$ (0.81)	$ (0.72)
Diluted	$ (0.19)	$ 0.26		$ 0.49	$ 0.52		$ (0.04)		$ (0.12)	$ (0.15)	$ (0.47)	$ (0.16)	$ (0.97)		$ 1.00	$ 1.27	$ (0.81)	$ (0.72)

[1]	Molycorp Minerals, LLC, a Delaware limited liability company formerly known as Rare Earth Acquisitions LLC, was formed on June 12, 2008 to purchase the Mountain Pass, California rare earth deposit and associated assets from Chevron Mining Inc., a subsidiary of Chevron Corporation. Molycorp, LLC, which became the parent of Molycorp Minerals, LLC, was formed on September 9, 2009 as a Delaware limited liability company. Molycorp, Inc. was formed on March 4, 2010 as a new Delaware corporation and was not, prior to the date of the consummation of its initial public offering, conducting any material activities. The members of Molycorp, LLC contributed either (a) all of their member interests in Molycorp, LLC or (b) all of their equity interests in entities that hold member interests in Molycorp, LLC (and no other assets or liabilities) to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class A common stock. Additionally, all of the holders of profits interests in Molycorp Minerals, LLC, which were represented by incentive shares, contributed all of their incentive shares to Molycorp, Inc. in exchange for shares of Molycorp, Inc. Class B common stock. Accordingly, Molycorp, LLC and Molycorp Minerals, LLC became subsidiaries of Molycorp, Inc., which we refer to as the “Corporate Reorganization”. Following the Corporate Reorganization, Molycorp, LLC was merged with and into Molycorp Minerals, LLC. Immediately prior to the consummation of Molycorp, Inc.'s initial public offering, all of the shares of Class A common stock and Class B common stock were converted into shares of common stock.
[2]	Weighted average shares outstanding include the retroactive treatment of exchange ratios for conversion of Class A common stock and Class B common stock to common stock in conjunction with the initial public offering.